Investment	3 Months Ended
Sep. 30, 2022
Investment
Investment

3. Investment

On May 5, 2022, the Company entered into an agreement to purchase 179,175 common shares of Aqualung Carbon Capture AS (“Aqualung”) for $3,113,991 (NOK 23.3 million). Aqualung is engaged in Carbon Capture technology and is based out of Norway with operations in the United States. As of September 30, 2022, the Company had not received its share certificates as Aqualung was registering them in Norway.

Changes in the Company’s Investment in Aqualung during the period ended September 30, 2022 are summarized as follows:

Initial investment	$3,113,991
Effect of movement in foreign exchange rates	107,500
Balance, June 30, 2022	3,221,491
Effect of movement in foreign exchange rates	205,249
Balance, September 30, 2022	$3,426,740